Tax matters - Deferred taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Detail of deferred tax assets and liabilities
Deferred tax assets	€ 23,258	€ 23,210	€ 21,264	€ 22,045
Tax liabilities	5,568	4,837	5,694	5,565
Portion already submitted for conversion	995	486
Monetizable
Detail of deferred tax assets and liabilities
Deferred tax assets	10,866	11,046	9,649
Other
Detail of deferred tax assets and liabilities
Deferred tax assets	12,392	12,164	11,615
SPAIN
Detail of deferred tax assets and liabilities
Deferred tax assets	€ 12,987
SPAIN | Monetizable
Detail of deferred tax assets and liabilities
Annual fee to maintain the monetized portion of deferred taxes (as a percent)	1.50%
ITALY | Monetizable
Detail of deferred tax assets and liabilities
Annual fee to maintain the monetized portion of deferred taxes (as a percent)	1.50%
BRAZIL
Detail of deferred tax assets and liabilities
Deferred tax assets	€ 5,869
UNITED STATES
Detail of deferred tax assets and liabilities
Deferred tax assets	1,209
Tax losses and tax credits
Detail of deferred tax assets and liabilities
Deferred tax assets	4,276	4,457	4,934	4,808
Tax losses and tax credits | Other
Detail of deferred tax assets and liabilities
Deferred tax assets	4,276	4,457	4,934
Tax losses and tax credits | SPAIN
Detail of deferred tax assets and liabilities
Deferred tax assets	3,100
Tax losses and tax credits | BRAZIL
Detail of deferred tax assets and liabilities
Deferred tax assets	228
Tax losses and tax credits | UNITED STATES
Detail of deferred tax assets and liabilities
Deferred tax assets	697
Temporary differences
Detail of deferred tax assets and liabilities
Deferred tax assets	18,982	18,753	16,330	17,237
Tax liabilities	5,568	4,837	5,694	5,565
Temporary differences | Monetizable
Detail of deferred tax assets and liabilities
Deferred tax assets	10,866	11,046	9,649	€ 8,887
Temporary differences | Other
Detail of deferred tax assets and liabilities
Deferred tax assets	€ 8,116	7,707	6,681
Temporary differences | SPAIN
Detail of deferred tax assets and liabilities
Deferred tax asset recovery period	15 years
Temporary differences | SPAIN | Monetizable
Detail of deferred tax assets and liabilities
Deferred tax assets	€ 7,422
Temporary differences | SPAIN | Other
Detail of deferred tax assets and liabilities
Deferred tax assets	€ 2,465
Temporary differences | BRAZIL
Detail of deferred tax assets and liabilities
Deferred tax asset recovery period	10 years
Temporary differences | BRAZIL | Monetizable
Detail of deferred tax assets and liabilities
Deferred tax assets	€ 3,249
Temporary differences | BRAZIL | Other
Detail of deferred tax assets and liabilities
Deferred tax assets	2,392
Temporary differences | UNITED STATES
Detail of deferred tax assets and liabilities
Deferred tax assets	512
Non-deductible provisions | Other
Detail of deferred tax assets and liabilities
Deferred tax assets	2,613	2,336	1,645
Valuation of financial instruments
Detail of deferred tax assets and liabilities
Tax liabilities	1,168	1,207	1,105
Valuation of financial instruments | Other
Detail of deferred tax assets and liabilities
Deferred tax assets	609	530	1,042
Loan losses | Monetizable
Detail of deferred tax assets and liabilities
Deferred tax assets	7,279	7,461	6,082
Loan losses | Other
Detail of deferred tax assets and liabilities
Deferred tax assets	1,308	1,159	940
Pensions | Monetizable
Detail of deferred tax assets and liabilities
Deferred tax assets	3,587	3,585	3,567
Pensions | Other
Detail of deferred tax assets and liabilities
Deferred tax assets	632	723	641
Valuation of tangible and intangible assets
Detail of deferred tax assets and liabilities
Tax liabilities	1,503	1,256	1,916
Valuation of tangible and intangible assets | Other
Detail of deferred tax assets and liabilities
Deferred tax assets	1,215	1,077	537
Investments in Group companies
Detail of deferred tax assets and liabilities
Tax liabilities	€ 880	€ 808	€ 1,265